UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009 Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one): [x] is a restatement.
				 [ ] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 1400 Marsh Landing Parkway
	 Suite 106
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp  Jacksonville, Florida March 2, 2010
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	58
Form 13F information table value total:	75,380,658.26
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE


NAME OF ISSUER   		TYPE	CUSIP   	FMV		SHARES

WILEY JOHN & SONS INC CL A	com	968223206	3,791,187.00	90,525	jw.a	sole
BROWN FORMAN CORP CL B		com	115637209	3,646,724.18	68,074	bf.b	sole
MYLAN LABS INC COM		com	628530107	3,037,632.60	164,820	myl	sole
COMCAST CORP CL A		com	20030N101	3,016,692.36	178,926	cmcs.a	sole
TOTAL SYS SVCS INC COM		com	891906109	2,955,760.50	171,150	tss	sole
COCA COLA CO			com	191216100	2,747,115.00	48,195	ko	sole
AUTOMATIC DATA PROCESSING INC	com	053015103	2,727,890.92	63,706	adp	sole
WEIS MKTS INC COM		com	948849104	2,726,418.24	74,984	wmk	sole
TELEPHONE & DATA SYS COM	com	879433100	2,561,638.40	75,520	tds	sole
BARD C R INC COM		com	067383109	2,426,974.50	31,155	bcr	sole
TRAVELERS GROUP INC COM		com	89417E109	2,391,534.90	47,965	trv	sole
SARA LEE CORP COM		com	803111103	2,389,789.08	196,206	sle	sole
NEWMONT MINING CORP COM		com	651639106	2,288,148.15	48,365	nem	sole
INTERNATIONAL SPEEDWAY CO CL A	com	460335201	2,279,840.75	80,135	isca	sole
HEINEKEN N V ADR		adr	423012202	2,270,420.96	95,140	hink.y	sole
PAN AMERICAN SILVER CP COM	com	697900108	2,268,735.85	95,285	paas	sole
KRAFT FOODS INC CL A		com	50075N104	2,168,284.50	79,775	kft	sole
PETSMART INC COM		com	716768106	1,905,666.00	71,400	petm	sole
RENT A CTR INC NEW COM		com	76009N100	1,833,080.84	103,447	rcii	sole
DELL INC COM			com	24702R101	1,611,479.20	112,220	dell	sole
PRESTIGE BRANDS HLDGS COM	com	74112D101	1,553,733.36	197,676	pbh	sole
BALDWIN AND LYONS INC CL B	com	057755209	1,520,457.34	61,757	bwin.b	sole
OIL DRI CORP AMERICA		com	677864100	1,498,912.00	96,704	odc	sole
TELLABS INC			com	879664100	1,411,423.20	248,490	tlab	sole
PROSHARES TR PSHS ULTSH 20YRS	etf	74347R297	1,396,640.00	28,000	tbt	sole
BERKSHIRE HATHAWAY INC CL B	com	084670702	1,389,978.00	423	brk.b	sole
PHARMACEUTICAL PROD COM		com	717124101	1,331,392.00	56,800	ppdi	sole
DUCOMMUN INC DEL COM		com	264147109	1,068,434.55	57,105	dco	sole
HEWLETT PACKARD CO COM		com	428236103	792,481.35	15,385	hpq	sole
COMMUNICATIONS SYS INC		com	203900105	791,096.92	63,593	jcs	sole
MARKET VECTORS TR GOLD MINER 	etf	57060U100	739,360.00	16,000	gdx	sole
JOHNSON AND JOHNSON CO		com	478160104	671,474.25	10,425	jnj	sole
EXXON MOBIL CORP		com	30231G102	649,441.56	9,524	xom	sole
PATRIOT TRANSN HLDG COM		com	70337B102	613,990.00	6,500	patr	sole
MOCON INC			com	607494101	613,984.65	66,665	moco	sole
PROCTER AND GAMBLE CO		com	742718109	584,109.42	9,634	pg	sole
POTLATCH CORP NEW COM		com	737630103	576,900.48	18,096	pch	sole
GENCOR INDS INC COM		com	368678108	561,445.20	75,160	genc	sole
COLGATE PALMOLIVE CO		com	194162103	545,886.75	6,645	cl	sole
FRANKLIN RES INC COM		com	354613101	514,634.75	4,885	ben	sole
UNITED STATES NATL GAS UNIT	etf	912318102	514,080.00	51,000	ung	sole
PRICE T ROWE GROUP INC COM	com	74144T108	482,977.50	9,070	trow	sole
MICROSOFT CORP			com	594918104	464,667.60	15,245	msft	sole
PEPSICO INC			com	713448108	456,851.20	7,514	pep	sole
WAL MART STORES INC		com	931142103	454,325.00	8,500	wmt	sole
BARCLAYS BK IPATH SHRT ETN	etn	06740C527	449,724.00	13,200	vxx	sole
HOME DEPOT INC			com	437076102	387,517.35	13,395	hd	sole
WALT DISNEY CO COM		com	254687106	376,791.06	11,683	dis	sole
DOVER MOTORSPORTS INC COM	com	260174107	365,750.00	175,000	dvd	sole
CHEMED CORP NEW COM		com	16359R103	352,339.65	7,345	che	sole
QUEST DIAGNOSTICS INC COM	com	74834L100	335,410.90	5,555	dgx	sole
RAYONIER INC COM		com	754907103	311,393.76	7,386	ryn	sole
FPIC INS GROUP INC COM		com	302563101	211,058.30	5,465	fpic	sole
MAIDENFORM BRANDS INC COM	com	560305104	207,456.70	12,430	mfb	sole
CONSTELLATION BRANDS CL A	com	21036P108	204,222.60	12,820	stz	sole
JACKSONVILLE BANCORP COM	com	469249106	180,227.00	19,484	jaxb	sole
WEB COM GROUP INC COM		com	94733A104	88,030.93	13,481	wwww	sole
ENERGY CONVERSN DEVICE COM	ss	292659109	-332,955.00	-31,500	ener	sole